Retirement benefit plans Retirement benefit plans - Summary of Impact of Illustrative Scenarios Which Might Occur No More Than Once in Every 20 Years (Detail) - BTPS £ in Billions	12 Months Ended
Mar. 31, 2020 GBP (£)
1.1 percentage point fall in bond yields
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in liabilities	£ 9.2
Increase/(decrease) in assets	£ 11.8
Percentage point fall in bond yields	1.10%
Actuarial Assumption Of Corporate Bond Yields [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in liabilities	£ (4.8)
Increase/(decrease) in assets	£ (0.8)
Sensitivity Analysis, Principal Assumptions In One-In-Twenty Years Used To Measure IAS 19 Liabilities, Percentage Increase In Corporate Bond Yields	0.70%
0.7 percentage point increase to inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in liabilities	£ 4.4
Increase/(decrease) in assets	£ 4.9
Percentage point increase to inflation rate	0.70%
20% fall in growth assets
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in liabilities	£ 0.0
Increase/(decrease) in assets	£ (3.6)
Percentage fall in growth assets	20.00%
1.25 year increase to life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in liabilities	£ 2.7
Increase/(decrease) in assets	£ 0.6
Increase to life expectancy	1 year 3 months